Events after the Reporting Period	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Events after the Reporting Period
37. Events after the Reporting Period
Normal Course Issuer Bid
From January 1, 2020, to February
26
, 2020, pursuant to the NCIB, the Company repurchased and cancelled
141,700
common shares at an average price of $
37.03
per share for an aggregate price of $
5.2
.
Dividend
On February 26, 2020, the Company declared a dividend of $
0.
155
 per share, payable on April 15, 2020, to shareholders of record on March 31, 2020.